Net Loss Per Share - Summary of Net Loss Available To Ordinary Shareholders By The Weighted Average Number of Ordinary Shares Outstanding (Detail)
¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss for the period attributable to Water drop Inc.	¥ (1,574,080)	$ (247,007)	¥ (663,869)	¥ (321,535)
Deemed dividend | ¥	0		(158,243)
Change in redemption value in preferred shares	(152,287)	(23,897)	(285,668)	(136,839)
Net loss attributable to ordinary shareholders for computing basic and diluted net loss per ordinary shares	¥ (1,726,367)	$ (270,904)	¥ (1,107,780)	¥ (458,374)
Denominator:
Weighted average ordinary shares outstanding used in computing basic and diluted net loss per ordinary shares | shares	2,990,507,749	2,990,507,749	1,174,583,516	1,203,526,000
Net loss per ordinary share attributable to ordinary shareholders basic and diluted | (per share)	¥ (0.58)	$ (0.09)	¥ (0.94)	¥ (0.38)